Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 95.8%
BRAZIL — 11.4%
B3 SA - Brasil Bolsa Balcao	34,792,900	$84,815,897
Banco Bradesco SA ADR	20,510,963	75,480,344
MercadoLibre, Inc.*	126,107	104,388,852
Petroleo Brasileiro SA ADR	15,647,828	193,094,198
StoneCo Ltd., Class A *	504,105	4,804,121
		462,583,412
CANADA — 0.0%(1)
Valeura Energy, Inc.*	4,672,400	1,539,032
CHILE — 1.2%
Lundin Mining Corp.	9,496,282	47,984,977
CHINA — 29.5%
Alibaba Group Holding Ltd.*	16,088,420	160,551,794
Anker Innovations Technology Co., Ltd., Class A	2,075,600	16,183,928
Baidu, Inc., Class A *	3,324,250	48,936,955
BeiGene Ltd.*	1,718,795	17,723,149
Brilliance China Automotive Holdings Ltd.*(a)	35,694,000	9,094,418
China Merchants Bank Co., Ltd., Class H	19,924,500	92,207,824
Contemporary Amperex Technology Co., Ltd., Class A	774,345	43,599,336
Geely Automobile Holdings Ltd.	25,595,000	35,026,526
Haier Smart Home Co., Ltd., Class H	16,305,080	49,616,037
JD.com, Inc., Class A	3,099,635	78,198,157
KE Holdings, Inc. ADR*	359,307	6,295,059
KE Holdings, Inc., Class A *	4,146,424	23,887,477
Kuaishou Technology*	2,462,900	15,797,410
Li Ning Co., Ltd.	4,590,000	34,828,386
Lufax Holding Ltd. ADR	6,343,355	16,112,122
Meituan, Class B *	6,463,900	135,848,288
Midea Group Co., Ltd., Class A	4,463,270	30,940,997
Minth Group Ltd.	12,518,000	27,489,668
Ping An Bank Co., Ltd., Class A	20,186,609	33,635,243
Ping An Insurance Group Co. of China Ltd., Class H	19,445,500	97,009,611
Shenzhou International Group Holdings Ltd.	2,744,100	21,188,737
Tencent Holdings Ltd.	4,614,300	155,854,068
Tencent Music Entertainment Group ADR*	3,258,592	13,229,883
Zai Lab Ltd.*	4,446,930	15,139,035
Zijin Mining Group Co., Ltd., Class H	23,218,000	22,473,104
		1,200,867,212
INDIA — 14.3%
HDFC Life Insurance Co., Ltd.	8,501,790	55,142,691
Housing Development Finance Corp., Ltd.	4,490,686	125,288,031
Piramal Enterprises Ltd.	1,696,175	17,903,174
Piramal Pharma Ltd.*	6,784,700	18,169,539
Reliance Industries Ltd.	6,431,286	186,649,286
Tata Consultancy Services Ltd.	2,212,674	81,092,062
Tech Mahindra Ltd.	5,342,229	65,573,611
UltraTech Cement Ltd.	420,763	32,185,414
		582,003,808
INDONESIA — 2.3%
Bank Rakyat Indonesia Persero Tbk PT	325,652,463	95,309,573
MEXICO — 3.7%
Cemex SAB de CV, Participating Certificates ADR*	8,072,057	27,687,156
Grupo Financiero Banorte SAB de CV, Class O	11,840,927	75,850,840
Wal-Mart de Mexico SAB de CV	13,732,540	48,228,732
		151,766,728
PANAMA — 1.1%
Copa Holdings SA, Class A *	645,174	43,233,110

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
PERU — 0.7%
Credicorp Ltd.	235,376	$28,904,173
POLAND — 0.8%
Allegro.eu SA*	3,717,023	15,990,102
KGHM Polska Miedz SA	897,734	15,677,653
		31,667,755
RUSSIA — 0.0%
Magnit PJSC(a)	362,537	0
MMC Norilsk Nickel PJSC ADR(a)	5,481,272	0
Moscow Exchange MICEX-RTS PJSC*(a)	14,557,370	0
Ozon Holdings PLC ADR*(a)	1,051,835	0
Sberbank of Russia PJSC ADR*(a)	31,444,360	0
		0
SINGAPORE — 0.4%
Sea Ltd. ADR*	322,740	18,089,577
SOUTH AFRICA — 3.6%
FirstRand Ltd.	8,227,356	27,465,034
Naspers Ltd., N Shares	961,948	119,304,221
		146,769,255
SOUTH KOREA — 12.8%
Coupang, Inc.*	3,345,295	55,766,067
Doosan Bobcat, Inc.	919,829	18,100,690
Hyundai Motor Co.	610,429	74,495,873
LG Chem Ltd.	147,566	54,486,580
NAVER Corp.	116,275	15,489,718
Samsung Electronics Co., Ltd.	5,093,502	187,029,589
Samsung SDI Co., Ltd.	180,153	67,763,389
SK Hynix, Inc.	816,936	46,728,920
		519,860,826
TAIWAN — 10.7%
MediaTek, Inc.	4,255,000	73,426,036
Taiwan Semiconductor Manufacturing Co., Ltd.	27,446,310	363,811,606
		437,237,642
THAILAND — 1.6%
PTT Exploration & Production PCL	14,294,700	60,955,671
PTT Exploration & Production PCL	1,044,900	4,455,678
		65,411,349
ZAMBIA — 1.7%
First Quantum Minerals Ltd.	4,133,227	70,166,267
Total Common Stocks
(cost $4,557,458,605)		3,903,394,696

PREFERRED STOCKS — 3.5%
BRAZIL — 2.0%
Petroleo Brasileiro SA ADR 34.82%	4,771,042	52,863,145
Raizen SA 1.93%	38,778,110	30,264,229
		83,127,374
SOUTH KOREA — 1.5%
Samsung Electronics Co., Ltd. 2.16%	1,860,196	60,424,555
Total Preferred Stocks
(cost $151,817,733)		143,551,929
TOTAL INVESTMENTS — 99.3%
(cost $4,709,276,338)		$4,046,946,625
Other assets less liabilities — 0.7%		29,819,841
NET ASSETS — 100.0%		$4,076,766,466

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

(1)	Amount rounds to less than 0.1%.
(a)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$915,670,407	$2,978,629,871	$9,094,418	$3,903,394,696
Preferred Stocks**	83,127,374	60,424,555	–	143,551,929
Total	$998,797,781	$3,039,054,426	$9,094,418	$4,046,946,625

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2021	$16,708,210
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	(468,193,747)
Transfers into Level 3	460,579,955
Transfers out of Level 3	—
Balance at September 30, 2022	$9,094,418
Change in unrealized gain (loss) related to Investments still held at September 30, 2022	$(468,193,747)

$31,144,834 was transferred out of Level 1 into Level 3 for the period from December 31, 2021 to September 30, 2022, $429,435,121 was transferred out of Level 2 into Level 3 during the period from December 31, 2021 to September 30, 2022.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Magnit PJSC

MMC Norilsk Nickel PJSC

Moscow Exchange MICEX-RTS PJSC

Ozon Holdings PLC

Sberbank of Russia PJS

Trading in Brilliance China has been suspended since March 31, 2021. There have been ongoing issues with the company and since April 15, 2021, management have applied a fair value price. As at September 30, 2022 the shares were priced at HKD 2 per share.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.